Accounting policies - Offsetting of financial liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	$ 363,874	$ 359,887
Net amount of financial liabilities presented in the balance sheet	363,874	359,887
Impact of Master Netting Agreements	(92,928)	(116,078)
Financial instrument collateral	(209,326)	(180,935)
Cash collateral	(29,409)	(34,454)
Net amount	32,211	28,420
Derivative financial liabilities
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	162,120	182,373
Net amount of financial liabilities presented in the balance sheet	162,120	182,373
Impact of Master Netting Agreements	(92,928)	(116,078)
Financial instrument collateral	(6,234)	(2,822)
Cash collateral	(29,409)	(34,454)
Net amount	33,549	29,019
Repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	100,680	110,149
Net amount of financial liabilities presented in the balance sheet	100,680	110,149
Financial instrument collateral	(101,197)	(110,337)
Net amount	(517)	(188)
Short positions - Securities loans
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	28,239	21,132
Net amount of financial liabilities presented in the balance sheet	28,239	21,132
Financial instrument collateral	(29,086)	(21,555)
Net amount	(847)	(423)
Short positions - Short sales
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	72,835	46,233
Net amount of financial liabilities presented in the balance sheet	72,835	46,233
Financial instrument collateral	(72,809)	(46,221)
Net amount	$ 26	$ 12